Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of company's subsidiaries and VIEs
Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Subsidiaries:
LK Technology Ltd.	Mar 3, 2011	BVI	100%

Dream Beyond Global Limited	Dec 12, 2018	BVI	100%

Superengine Holding Limited	Jun 14, 2018	BVI	100%

MMB Limited	Apr 11, 2013	Hong Kong	100%

Mobile Media (China) Limited	Nov 6, 2007	Hong Kong	100%

Beijing Luokuang Spatial-Temporal Data Technology Co., Ltd.	Feb 1, 2013	PRC	100%

Shenzhen Luokuang Technology Limited	Dec 23, 2010	PRC	100%

Beijing Yuanli Anda Technology Co., Ltd.	June 13, 2018	PRC	51%

Jiangsu Zhong Chuan Rui You Information and Technology Limited (“Zhong Chuan Rui You”)	May 26, 2011	PRC	100%

Huoerguosi Luokuang Information and Technology Limited	Jul 19, 2017	PRC	100%

Shenzhen Jiu Zhou Shi Dai Digital and Technology Limited	Nov 26, 2004	PRC	100%

Luokuang Zhitong Technology Limited	May 18, 2020	PRC	51%

BOTBRAIN AI LIMITED(1)	May 22, 2019	BVI	67.36%

BOTBRAIN LIMITED(1)	Sep 10, 2019	Hong Kong	67.36%

Beijing BotBrain AI Information Technology Ltd. (1)	Jan 14, 2020	PRC	67.36%

Nanjing BotBrain AI Technology Ltd. (1)	Mar 6, 2019	PRC	43.78%
Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Contractual Control:

Superengine Graphics Software Technology Development (Suzhou) Co., Ltd. (“Suzhou Superengine”)	Apr 2, 2004	PRC	100%

Anhui Superengine Intelligent Technology co., Ltd	Oct 26, 2017	PRC	100%

SuperEngine (Hainan) Technology Development Limited	Aug 20, 2020	PRC	100%

VIEs:

Beijing Zhong Chuan Shi Xun Technology Limited (“Zhong Chuan Shi Xun”)	May 17, 2004	PRC	100%

Beijing BotBrain AI Technology Ltd. (“Beijing Botbrain”) (1)	Jan 18, 2016	PRC	67.36%